INTANGIBLE ASSETS AND GOODWILL (Recoverability of cash-generating units) (Details) - USD ($) $ in Thousands	Dec. 30, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	$ 227,362	$ 226,571
Cash-generating units | Branded Apparel
Disclosure of information for cash-generating units [line items]
Goodwill	206,134
Indefinite life intangible assets	93,400
Intangible assets and goodwill	299,534
Cash-generating units | Printwear
Disclosure of information for cash-generating units [line items]
Goodwill	21,228
Indefinite life intangible assets	129,272
Intangible assets and goodwill	$ 150,500